Expense Example, No Redemption - Calvert Social Investment Fund	Sep. 30, 2025 USD ($)
Calvert Conservative Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 626
Expense Example, No Redemption, 3 Years	842
Expense Example, No Redemption, 5 Years	1,074
Expense Example, No Redemption, 10 Years	1,740
Calvert Conservative Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,919
Calvert Conservative Allocation Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Calvert Conservative Allocation Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Calvert Moderate Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	619
Expense Example, No Redemption, 3 Years	818
Expense Example, No Redemption, 5 Years	1,033
Expense Example, No Redemption, 10 Years	1,652
Calvert Moderate Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	1,831
Calvert Moderate Allocation Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Calvert Moderate Allocation Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Calvert Growth Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	613
Expense Example, No Redemption, 3 Years	802
Expense Example, No Redemption, 5 Years	1,007
Expense Example, No Redemption, 10 Years	1,596
Calvert Growth Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	906
Expense Example, No Redemption, 10 Years	1,776
Calvert Growth Allocation Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	213
Expense Example, No Redemption, 5 Years	372
Expense Example, No Redemption, 10 Years	834
Calvert Growth Allocation Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	762
Calvert Balanced Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	612
Expense Example, No Redemption, 3 Years	797
Expense Example, No Redemption, 5 Years	997
Expense Example, No Redemption, 10 Years	1,575
Calvert Balanced Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,754
Calvert Balanced Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Calvert Balanced Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Calvert Equity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	613
Expense Example, No Redemption, 3 Years	800
Expense Example, No Redemption, 5 Years	1,002
Expense Example, No Redemption, 10 Years	1,586
Calvert Equity Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	1,766
Calvert Equity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Calvert Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Calvert Focused Value Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	621
Expense Example, No Redemption, 3 Years	852
Expense Example, No Redemption, 5 Years	1,102
Expense Example, No Redemption, 10 Years	1,816
Calvert Focused Value Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	577
Expense Example, No Redemption, 5 Years	1,003
Expense Example, No Redemption, 10 Years	1,994
Calvert Focused Value Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	267
Expense Example, No Redemption, 5 Years	474
Expense Example, No Redemption, 10 Years	1,071
Calvert Focused Value Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	267
Expense Example, No Redemption, 5 Years	474
Expense Example, No Redemption, 10 Years	1,071
Calvert Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	397
Expense Example, No Redemption, 3 Years	555
Expense Example, No Redemption, 5 Years	726
Expense Example, No Redemption, 10 Years	1,223
Calvert Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	488
Expense Example, No Redemption, 5 Years	843
Expense Example, No Redemption, 10 Years	1,628
Calvert Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	174
Expense Example, No Redemption, 5 Years	305
Expense Example, No Redemption, 10 Years	687
Calvert Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	$ 579